Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator U.S. Equity Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator U.S. Equity Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $806.91 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Innovator U.S. Equity Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $629.71 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)